T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
November 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.7%
DISTRICT OF COLUMBIA 1.3%
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/24  1,000 1,121
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/25  1,000 1,163
2,284
MARYLAND 96.5%
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/24  500 535
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/23  80 81
Anne County Arundel, GO, 5.00%, 10/1/22  765 796
Baltimore City, Series B, GO, 5.00%, 10/15/22  180 187
Baltimore City, Series C, 5.00%, 7/1/22  100 103
Baltimore City, Convention Center Hotel, 5.00%, 9/1/22  900 912
Baltimore City, Convention Center Hotel, 5.00%, 9/1/23  1,550 1,595
Baltimore City, Harbor Point, Series A, 2.65%, 6/1/22 (1) 100 100
Baltimore City, Harbor Point, Series A, 2.70%, 6/1/23 (1) 100 101
Baltimore City, Harbor Point, Series A, 2.75%, 6/1/24 (1) 190 194
Baltimore City, Harbor Point, Series A, 2.80%, 6/1/25 (1) 125 129
Baltimore City, Harbor Point, Series A, 2.85%, 6/1/26 (1) 135 141
Baltimore City, Public Improvement, Series A, GO, 5.00%,
10/15/22  500 521
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/22  15 15
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/43
(Prerefunded 1/1/24) (2) 110 121
Baltimore City, Wastewater Project, Series D, 5.00%, 7/1/23  1,015 1,091
Baltimore City, Water Project, Series A, 5.00%, 7/1/22  730 750
Baltimore City, Water Project, Series A, 5.00%, 7/1/23  400 430
Baltimore County, BAN, GO, 4.00%, 3/23/22  410 415
Baltimore County, GO, 4.00%, 8/1/22  65 67
Baltimore County, GO, 5.00%, 8/1/22  100 103
Baltimore County, GO, 5.00%, 3/1/23  200 212
Baltimore County, GO, 5.00%, 3/1/23  100 106
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
8/1/23 (Prerefunded 8/1/22) (2) 25 26
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
8/1/26  1,465 1,702
Baltimore County, Consolidated Public Improvement, Series 2012,
GO, 5.00%, 8/1/22  1,340 1,383
Baltimore County, Consolidated Public Improvement, Series 2020,
GO, 5.00%, 8/1/22  50 52

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/23  100 106
Baltimore County, Oak Crest Village, 5.00%, 1/1/22  35 35
Baltimore County, Oak Crest Village, 5.00%, 1/1/23  760 798
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  55 60
Baltimore County, Riderwood Village, 4.00%, 1/1/23  815 848
Baltimore County, Riderwood Village, 4.00%, 1/1/24  1,045 1,124
Cecil County, Consolidated Public Improvement, GO, 5.00%,
8/1/22  2,080 2,147
Cecil County, Consolidated Public Improvement, GO, 5.00%,
8/1/22 (3) 105 108
Charles County, GO, 5.00%, 10/1/22  25 26
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/22  1,000 1,040
Frederick County, Series A, 5.00%, 7/1/22  830 852
Frederick County, Series A, 5.00%, 7/1/23  1,000 1,071
Frederick County, Series A, 5.00%, 7/1/24  1,000 1,113
Frederick County, Series A, GO, 5.00%, 2/1/22  60 60
Frederick County, Series A, GO, 5.00%, 2/1/22 (3) 15 15
Frederick County, Public Fac., Series A, GO, 5.00%, 8/1/22  1,250 1,290
Gaithersburg City, Asbury Maryland Obligated Group, Series B,
5.00%, 1/1/27  2,445 2,721
Harford County, Beechtree Estates Project, 3.00%, 7/1/22  105 106
Harford County, Beechtree Estates Project, 4.00%, 7/1/23  200 211
Howard County, Series A, GO, 5.00%, 2/15/22  100 101
Howard County, Series A, GO, 5.00%, 2/15/23  275 291
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/22  275 281
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/23  275 294
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/24  260 290
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/25  235 271
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/26  120 143
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/27  125 153
Howard County, Consolidated Public Improvement, Series A, GO,
5.00%, 2/15/22  1,055 1,065
Howard County, Consolidated Public Improvement, Series B, GO,
5.00%, 2/15/23  1,400 1,481
Howard County, Metropolitan District, Series E, GO, 5.00%,
2/15/23  100 106
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24  240 251
Maryland, GO, 4.00%, 6/1/25  100 109

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland, GO, 5.00%, 6/1/22  450 461
Maryland, GO, 5.00%, 6/1/26  2,360 2,630
Maryland, Series A, GO, 5.00%, 3/1/22  3,950 3,998
Maryland, Series A, GO, 5.00%, 3/15/23  290 308
Maryland, Series A, GO, 5.00%, 3/15/24  125 138
Maryland, Series A, GO, 5.00%, 8/1/24 (Prerefunded 8/1/23) (2) 530 572
Maryland, Series B, GO, 3.00%, 8/1/28  415 423
Maryland, Series B, GO, 4.00%, 8/1/23  205 218
Maryland, Series B, GO, 5.00%, 8/1/22  1,540 1,590
Maryland, Series B, GO, 5.00%, 8/1/24  75 84
Maryland, Series B, GO, 5.00%, 8/1/24 (Prerefunded 8/1/22) (2) 1,095 1,130
Maryland, Series B, GO, 5.00%, 8/1/27  2,270 2,811
Maryland, Series C, GO, 5.00%, 8/1/22  330 341
Maryland, Series C, GO, 5.00%, 6/1/23  785 841
Maryland, Series C, GO, 5.00%, 8/1/23  1,845 1,990
Maryland, Series C, GO, 5.00%, 8/1/23  1,565 1,688
Maryland, Series C, GO, 5.00%, 8/1/23  725 782
Maryland CDA, Series B, 0.15%, 9/1/22  570 569
Maryland CDA, Series B, 0.20%, 3/1/23  535 534
Maryland CDA, Series B, 0.25%, 9/1/23  580 578
Maryland CDA, Series C, 5.00%, 9/1/26  935 1,117
Maryland CDA, Series C, 5.00%, 9/1/27  1,075 1,315
Maryland CDA Local Gov't. Infrastructure, Series A-1, 3.30%,
6/1/29 (Prerefunded 6/1/23) (2) 45 47
Maryland CDA Local Gov't. Infrastructure, Series A-1, 4.00%,
6/1/24  950 1,034
Maryland CDA Local Gov't. Infrastructure, Series A-2, 4.25%,
6/1/28 (Prerefunded 6/1/23) (2) 95 101
Maryland DOT, 4.00%, 9/1/23  290 309
Maryland DOT, 4.00%, 6/1/25  2,100 2,140
Maryland DOT, 4.00%, 11/1/25  595 657
Maryland DOT, 4.00%, 12/15/25  35 38
Maryland DOT, 4.00%, 11/1/27  165 182
Maryland DOT, 5.00%, 2/1/22  1,070 1,079
Maryland DOT, 5.00%, 10/1/22  2,850 2,965
Maryland DOT, 5.00%, 12/15/22  135 142
Maryland DOT, 5.00%, 2/15/23  1,875 1,983
Maryland DOT, 5.00%, 5/1/23  165 176
Maryland DOT, 5.00%, 10/1/23  655 712
Maryland DOT, 5.00%, 10/1/24  1,000 1,130
Maryland DOT, 5.00%, 2/1/25  500 528
Maryland DOT, 5.00%, 5/1/25  235 271
Maryland DOT, 5.00%, 6/1/25  650 695
Maryland DOT, 5.00%, 11/1/26  125 142
Maryland DOT, COP, 5.00%, 6/15/24 (4) 750 837
Maryland DOT, BWI, Series B, 5.00%, 8/1/26 (4) 1,100 1,306

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland DOT, BWI, Series B, 5.00%, 8/1/27 (4) 1,000 1,216
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/23  160 168
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/24  205 220
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/25  300 329
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/26  350 391
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/27  250 284
Maryland Economic Dev., Potomac Electric Power, 1.70%, 9/1/22  2,000 2,019
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/22  75 77
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/27  1,525 1,556
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/22  500 507
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/23  675 701
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/22  535 545
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24 (5) 25 27
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/22 (5) 1,075 1,094
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/25 (5) 15 17
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/26 (5) 1,000 1,142
Maryland Economic Dev., Univ. of Maryland Student Housing,
4.00%, 7/1/22  600 610
Maryland HHEFA, 5.00%, 7/1/24  75 84
Maryland HHEFA, 5.00%, 7/1/26  60 67
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/22  550 552
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/25  475 524
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/25  470 533
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/22  1,140 1,165
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/23  1,475 1,560
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/22  385 396
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/23  335 344
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/23  905 968
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/24  100 111
Maryland HHEFA, Calvert Healthcare System, 4.50%, 7/1/28
(Prerefunded 7/1/23) (2) 190 203
Maryland HHEFA, Calvert Healthcare System, 4.50%, 7/1/29
(Prerefunded 7/1/23) (2) 135 144
Maryland HHEFA, Calvert Healthcare System, 5.00%, 7/1/38
(Prerefunded 7/1/23) (2) 1,185 1,273
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/23  695 720
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/25  310 349
Maryland HHEFA, Frederick Memorial Hosp., Series A, 4.00%,
7/1/38 (Prerefunded 7/1/22) (2) 245 250
Maryland HHEFA, Frederick Memorial Hosp., Series A, 5.00%,
7/1/23 (Prerefunded 7/1/22) (2) 385 395

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/23  100 103
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
5.00%, 7/1/23 (Prerefunded 7/1/22) (2) 490 504
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/25  275 317
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/26  1,050 1,207
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%, 7/1/28
(Prerefunded 7/1/22) (2) 150 154
Maryland HHEFA, Johns Hopkins Health, Series B, 5.00%, 7/1/22  1,745 1,794
Maryland HHEFA, Johns Hopkins Health, Series C, 5.00%,
5/15/22  50 51
Maryland HHEFA, Johns Hopkins Health, Series C, 5.00%,
5/15/23  145 155
Maryland HHEFA, Johns Hopkins Health, Series C, 5.00%,
5/15/28 (Prerefunded 5/15/23) (2) 250 267
Maryland HHEFA, Johns Hopkins Health, Series C, 5.00%,
5/15/43 (Prerefunded 5/15/23) (2) 3,230 3,453
Maryland HHEFA, Lifebridge Health, 3.00%, 7/1/25  245 264
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/23  40 42
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/22  25 26
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/23  280 301
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/23  35 38
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/24  15 17
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/24  10 11
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/25  40 46
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/26  40 47
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/28 (Prerefunded
7/1/25) (2) 140 162
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/22  1,860 1,933
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/23  750 813
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/22  280 286
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/23  295 315
Maryland HHEFA, Maryland Institute College of Art, Series 2012,
5.00%, 6/1/23  530 542
Maryland HHEFA, MedStar Health, 5.00%, 8/15/24  345 387
Maryland HHEFA, MedStar Health, Series A, 4.00%, 8/15/24  295 313
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/23  2,160 2,334
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/24  145 157
Maryland HHEFA, Mercy Medical Center, 4.50%, 7/1/27  350 357
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24  180 185
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/22  600 617
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/23  750 805
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  1,000 1,149
Maryland HHEFA, Peninsula Regional Medical Center, 4.00%,
7/1/22  70 71

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Peninsula Regional Medical Center, 5.00%,
7/1/23  50 54
Maryland HHEFA, Peninsula Regional Medical Center, 5.00%,
7/1/34 (Prerefunded 7/1/24) (2) 1,000 1,118
Maryland HHEFA, Saint John's College, 4.00%, 10/1/22  165 170
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/23  50 54
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/26  125 149
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
7.00%, 7/1/22 (3)(6) 1,710 1,776
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  4,150 4,698
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  1,675 2,006
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 0.03%, 7/1/41  645 645
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/22 (3) 535 550
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/23 (3) 1,000 1,073
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24 (3) 175 196
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24) (2) 90 101
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
(Prerefunded 7/1/24) (2) 380 427
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (2) 1,500 1,685
Maryland Ind. Dev. Fin. Auth., McDonogh School, 5.00%, 9/1/24  250 281
Maryland National Capital Park & Planning Commission, Park
Acquisition & Dev. Project, Series A, GO, 5.00%, 11/1/22  895 935
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/23  155 165
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/24  135 150
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/25  440 504
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/28  100 118
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/23  100 107
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/22  675 683
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/23  1,125 1,191
Maryland Transportation Auth., 4.00%, 7/1/24  1,010 1,032
Maryland Transportation Auth., 5.00%, 7/1/22  1,000 1,028
Maryland Transportation Auth., 5.00%, 7/1/22  135 139
Maryland Transportation Auth., 5.00%, 7/1/23  435 468

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Series A, 5.00%, 7/1/23  1,505 1,618
Maryland Transportation Auth., Series A, 5.00%, 7/1/25  1,260 1,462
Maryland Transportation Auth., BWI Parking, 5.00%, 3/1/23
(Prerefunded 3/1/22) (2)(4) 2,720 2,751
Montgomery County, Series A, 5.00%, 4/1/22  225 229
Montgomery County, Series A, GO, 5.00%, 11/1/23  730 796
Montgomery County, Series A, GO, 5.00%, 12/1/23  40 44
Montgomery County, Series A, GO, 5.00%, 11/1/27 (Prerefunded
11/1/24) (2) 1,115 1,265
Montgomery County, Series B, GO, 5.00%, 11/1/25  805 913
Montgomery County, Series E, GO, VRDN, 0.04%, 11/1/37  1,900 1,900
Montgomery County, Consolidated Public Improvement, Series B,
GO, 5.00%, 11/1/23  1,000 1,090
Montgomery County, Public Fac. Project, Series A, COP, 5.00%,
10/1/22  5,060 5,263
Montgomery County, Public Improvement, Series A, GO, 3.00%,
11/1/25 (Prerefunded 11/1/23) (2) 2,010 2,113
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/22 (3) 1,110 1,141
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/23
(Prerefunded 7/1/22) (2) 340 349
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/24
(Prerefunded 7/1/22) (2) 600 617
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/28
(Prerefunded 7/1/22) (2) 110 113
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 3/1/22  525 531
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/23  2,250 2,423
Prince George's County, Consolidated Public Improvement,
Series C, GO, 4.00%, 8/1/26 (Prerefunded 8/1/23) (2) 665 706
Prince George's County, Consolidated Public Improvement,
Series C, GO, 5.00%, 8/1/23  1,075 1,160
Rockville, Ingleside at King Farm Project, Series A-1, 5.00%,
11/1/22  300 309
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27  450 476
Univ. System of Maryland, Series A, 5.00%, 4/1/23  350 372
Univ. System of Maryland, Series A, 5.00%, 4/1/24  1,175 1,302
Univ. System of Maryland, Series B, 5.00%, 4/1/26  65 77
Univ. System of Maryland, Series D, 4.00%, 10/1/23  2,090 2,154
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/22  585 590
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/23  250 258
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  250 263
Washington Suburban Sanitary Commission, 5.00%, 6/1/24  1,245 1,390

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/22  2,055 2,105
168,074
PUERTO RICO 0.3%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/22  230 235
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Facs. Financing Auth., Auxilio Mutuo Hospital, 5.00%, 7/1/22  150 154
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Facs. Financing Auth., Auxilio Mutuo Hospital, 5.00%, 7/1/23  50 53
442
VIRGINIA 0.6%
Lynchburg Economic Dev. Auth., Central Health Obligation,
Series B, VRDN, 0.05%, 1/1/47  1,100 1,100
1,100
Total Investments in Securities 98.7%
(Cost $171,102) $ 171,900
Other Assets Less Liabilities 1.3% 2,272
Net Assets 100.0% $ 174,172
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $665 and represents 0.4% of net assets.
(2) Prerefunded date is used in determining portfolio maturity.
(3) Escrowed to maturity
(4) Interest subject to alternative minimum tax.
(5) Insured by Assured Guaranty Municipal Corporation
(6) Insured by National Public Finance Guarantee Corporation
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On November 30, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F90-054Q3 11/21